Property and Equipment	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Property and Equipment
8	Property and equipment

	2020
	Furniture and fittings stuffs	Improvements in properties of third parties	Computers and peripherals - improvements	Equipaments and tools	Work of arts and others	Total

Cost
At January 1, 2020	9,003	42,534	5,560	8,459	785	66,341
Aquisitions	1,462	—	242	235	76	2,015
Foreign Exchange variations of property and equipment abroad	—	4,361	—	1,291	—	5,652

At December 31, 2020	10,465	46,895	5,802	9,985	861	74,008

Accumulated depreciation
At January 1, 2020	(6,008)	(31,751)	(4,913)	(7,257)	—	(49,929)
Annual depreciation	(787)	(1,580)	(351)	(638)	—	(3,356)
Foreign Exchange variations of property and equipment abroad	—	(4,500)	—	(1,180)	—	(5,680)

At December 31, 2020	(6,795)	(37,831)	(5,264)	(9,075)	—	(58,965)

Net book value
At January 1, 2020	2,995	10,783	647	1,202	785	16,412

At December 31, 2020	3,670	9,064	538	910	861	15,043

Annual depreciation rate - %	10	From 10 to 20	20	10
Extension options in offices leases have not been included in the lease liability, because the Group could replace the assets without significant cost or business disruption.

	2019
	Furniture and fittings stuffs	Improvements in properties of third parties	Computers and peripherals - improvements	, Equipaments and tools	Work of arts and others	Total

Cost
At January 1, 2019	8,968	41,386	5,253	7,992	616	64,215
Aquisitions	35	582	307	84	169	1,177
Foreign Exchange variations of property and equipment abroad	—	566	—	383	—	949

At December 31, 2019	9,003	42,534	5,560	8,459	785	66,341

Accumulated depreciation
At January 1, 2019	(5,105)	(29,090)	(4,390)	(6,300)	—	(44,885)
Annual depreciation	(903)	(2,075)	(523)	(818)	—	(4,319)
Foreign Exchange variations of property and equipment abroad	—	(586)	—	(139)	—	(725)

At December 31, 2019	(6,008)	(31,751)	(4,913)	(7,257)	—	(49,929)

Net book value
At January 1, 2019	3,863	12,296	863	1,692	616	19,330

At December 31, 2019	2,995	10,783	647	1,202	785	16,412

Annual depreciation rate - %	10	From 10 to 20	20	10